Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 2, 2012
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 2, 2012
Prospectus Date	rr_ProspectusDate	Aug 31, 2012

PowerShares Global Listed Private Equity Portfolio (Prospectus Summary): | PowerShares Global Listed Private Equity Portfolio
PowerShares Global Listed Private Equity Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED NOVEMBER 2, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

•  Effective immediately, on page 23, the table under the section titled "PowerShares Global Listed Private Equity Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
PowerShares Global Listed Private Equity Portfolio	Return Before Taxes	(19.84%)		(16.82%)		(15.19%)		Oct 24, 2006
PowerShares Global Listed Private Equity Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(21.50%)		(18.38%)		(16.77%)		Oct 24, 2006
PowerShares Global Listed Private Equity Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(12.63%)		(13.93%)		(12.70%)		Oct 24, 2006
PowerShares Global Listed Private Equity Portfolio Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	(18.50%)	[1]	none	[1]	none	[1]	Oct 24, 2006	[1]
PowerShares Global Listed Private Equity Portfolio Blended—Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	Blended—Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	(18.50%)	[2]	(13.59%)	[2]	(12.08%)	[2]	Oct 24, 2006	[2]
PowerShares Global Listed Private Equity Portfolio S&P 500 ® Financials Sector Index (reflects no deduction for fees, expenses or taxes)	S&P 500 ® Financials Sector Index (reflects no deduction for fees, expenses or taxes)	(17.06%)		(16.89%)		(15.56%)		Oct 24, 2006
[1]	Effective September 30, 2009, PowerShares Global Listed Private Equity Portfolio changed its underlying index to the Red Rocks Global Listed Private Equity Index. Prior to September 30, 2009, the Fund’s original underlying index was the Red Rocks Capital Listed Private Equity Index. "Five Years" and "Since Inception" performance for the Red Rocks Global Listed Private Equity Index is not available because the Index did not commence calculation and publication until September 30, 2009.
[2]	The data included as "Blended—Red Rocks Global Listed Private Equity Index" is comprised of the Listed Private Equity Index from October 24, 2006, the Fund’s inception, until September 30, 2009, followed by the performance of the Red Rocks Global Listed Private Equity Index from September 30, 2009 through December 31, 2011.

Please Retain This Supplement For Future Reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
PowerShares Global Listed Private Equity Portfolio (Prospectus Summary): | PowerShares Global Listed Private Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Global Listed Private Equity Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED NOVEMBER 2, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

•  Effective immediately, on page 23, the table under the section titled "PowerShares Global Listed Private Equity Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2009, PowerShares Global Listed Private Equity Portfolio changed its underlying index to the Red Rocks Global Listed Private Equity Index.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Supplement Closing	ck0001209466_SupplementClosingTextBlock	Please Retain This Supplement For Future Reference.
PowerShares Global Listed Private Equity Portfolio | PowerShares Global Listed Private Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSP
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.84%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(16.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(15.19%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares Global Listed Private Equity Portfolio | PowerShares Global Listed Private Equity Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(18.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(16.77%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares Global Listed Private Equity Portfolio | PowerShares Global Listed Private Equity Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(13.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(12.70%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares Global Listed Private Equity Portfolio | PowerShares Global Listed Private Equity Portfolio | Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.50%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006	[1]
PowerShares Global Listed Private Equity Portfolio | PowerShares Global Listed Private Equity Portfolio | Blended—Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended—Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.50%)	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(13.59%)	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(12.08%)	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006	[2]
PowerShares Global Listed Private Equity Portfolio | PowerShares Global Listed Private Equity Portfolio | S&P 500 ® Financials Sector Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 ® Financials Sector Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.06%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(16.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(15.56%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006

[1]	Effective September 30, 2009, PowerShares Global Listed Private Equity Portfolio changed its underlying index to the Red Rocks Global Listed Private Equity Index. Prior to September 30, 2009, the Fund’s original underlying index was the Red Rocks Capital Listed Private Equity Index. "Five Years" and "Since Inception" performance for the Red Rocks Global Listed Private Equity Index is not available because the Index did not commence calculation and publication until September 30, 2009.
[2]	The data included as "Blended—Red Rocks Global Listed Private Equity Index" is comprised of the Listed Private Equity Index from October 24, 2006, the Fund’s inception, until September 30, 2009, followed by the performance of the Red Rocks Global Listed Private Equity Index from September 30, 2009 through December 31, 2011.